Other receivables and other payables - Metals borrowing liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Balance at the beginning of the year	R 855	R 0
Balance at end of the year	1,667	855	R 0
Reldan Group
Disclosure of detailed information about business combination [line items]
Balance at the beginning of the year	855	0	0
Initial recognition on acquisition of subsidiary	0	956	0
Cash advances received	7,985	4,337	0
Non-cash advances received	1,222	0	0
Settlements (cash)	(1,129)	0	0
Settlements through delivery of metals (non-cash)	(7,645)	(4,308)	0
Loss/(gain) on commodity price movements	534	(136)	0
Foreign currency translation reserve	(155)	6	0
Balance at end of the year	R 1,667	R 855	R 0